Consolidated Statements of Comprehensive Loss $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenue
Total revenue	¥ 1,831,077,000	$ 280,625	¥ 853,010,000	¥ 98,484,000
Cost of revenue
Gross profit	732,781,000	112,304	242,789,000	(36,776,000)
Operating expenses
Selling and marketing expenses	(99,092,000)	(15,187)	(47,496,000)	(5,092,000)
General and administrative expenses	(564,286,000)	(86,481)	(232,837,000)	(57,980,000)
Research and development expenses	(41,175,000)	(6,310)	(24,510,000)
Impairment of goodwill	0		0	(21,598,000)
Total operating expenses	(704,553,000)	(107,978)	(304,843,000)	(84,670,000)
Operating (loss) income	28,228,000	4,326	(62,054,000)	(121,446,000)
Interest income	27,616,000	4,232	7,161,000	97,000
Interest expense	(238,384,000)	(36,534)	(102,290,000)	(24,344,000)
Foreign exchange gain (loss)	(3,548,000)	(544)	(2,438,000)	808,000
Changes in fair value of financial instruments	(12,717,000)	(1,949)	(11,189,000)	2,643,000
Others, net	(17,201,000)	(2,636)	(633,000)	1,322,000
Loss before income taxes	(216,006,000)	(33,105)	(171,443,000)	(140,920,000)
Income tax benefit (expense)	(67,339,000)	(10,320)	1,742,000	2,759,000
Net loss	(283,345,000)	(43,425)	(169,701,000)	(138,161,000)
Less: Net income attributable to non-controlling interests			4,742,000
Net loss attributable to Chindata Group Holdings Limited	¥ (283,345,000)	$ (43,425)	¥ (174,443,000)	¥ (138,161,000)
Net loss per share:
Basic and diluted | (per share)	¥ (0.46)	$ (0.07)	¥ (0.44)	¥ (1.42)
Shares used in the net loss per share:
Basic and diluted | shares	613,673,576	613,673,576	397,153,121	97,550,502
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	¥ (212,597,000)	$ (32,582)	¥ 21,967,000	¥ 18,032,000
Comprehensive loss	(495,942,000)	(76,007)	(147,734,000)	(120,129,000)
Less: Comprehensive income attributable to non-controlling interests			4,742,000
Comprehensive loss attributable to Chindata Group Holdings Limited	(495,942,000)	(76,007)	(152,476,000)	(120,129,000)
Colocation Services
Revenue
Total revenue	1,701,911,000	260,829	678,348,000
Cost of revenue
Cost of revenue	(960,586,000)	(147,216)	(422,254,000)
Colocation Services | Third Party
Revenue
Total revenue	1,618,857,000	248,100	583,277,000
Colocation Services | Related Party
Revenue
Total revenue	83,054,000	12,729	95,071,000
Colocation Rental
Revenue
Total revenue	124,991,000	19,156	128,870,000	93,423,000
Cost of revenue
Cost of revenue	(135,160,000)	(20,714)	(152,961,000)	(132,766,000)
Others
Revenue
Total revenue	4,175,000	640	45,792,000	5,061,000
Cost of revenue
Cost of revenue	¥ (2,550,000)	$ (391)	¥ (35,006,000)	¥ (2,494,000)